Related Party Transactions (Q2) (Details) $ / shares in Units, $ in Thousands																	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 25, 2025 USD ($) grantee shares	Mar. 24, 2025 USD ($) shares	Mar. 20, 2025 instrument	Feb. 26, 2025 grantee shares	Dec. 31, 2024 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 director	Dec. 31, 2024 grantee	Dec. 09, 2024 shares	Dec. 09, 2024 USD ($)	Dec. 09, 2024 director	Dec. 09, 2024 grantee	Mar. 22, 2024 shares	Mar. 22, 2024 USD ($)	Mar. 22, 2024 director	Mar. 22, 2024 grantee	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Oct. 01, 2024 USD ($)	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($)	Mar. 31, 2021 $ / shares shares
Related Party Transaction [Line Items]
Stock options granted (in shares) | shares				140,000					975,409
Revenue																	$ 476		$ 456	$ 223	$ 700	$ 447	$ 764		$ 1,117
Conversion of related party notes (in shares) | shares																		2,310,848
Conversion of related party notes																		$ 23,109
Management Fees
Related Party Transaction [Line Items]
Revenue																			223				669		892
Related party
Related Party Transaction [Line Items]
Number of notes settled | instrument			3
Transactions with Directors | Related party
Related Party Transaction [Line Items]
Stock options granted (in shares) | shares									590,163
Number of grantees							4	4			8	8			1	1
Transactions with Directors | Related party | Class C units
Related Party Transaction [Line Items]
Grant date fair value														$ 441
Shares issued in period (in shares) | shares													100,000
Transactions with the ESG Fund | Related party
Related Party Transaction [Line Items]
Purchase option (in shares) | shares																										145,161
Purchase option, price (in usd per share) | $ / shares																										$ 1
Transactions with the ESG Fund | Related party | Management Fees
Related Party Transaction [Line Items]
Revenue																	$ 195		$ 196	$ 196	$ 391	$ 393	$ 588		$ 789
Transactions with the ESG Fund | Related party | Minimum
Related Party Transaction [Line Items]
Management fee percentage																					1.00%			1.00%
Transactions with the ESG Fund | Related party | Maximum
Related Party Transaction [Line Items]
Management fee percentage																					2.00%			2.00%
Transactions with AeroFlexx | Related party
Related Party Transaction [Line Items]
Conversion of related party notes (in shares) | shares		578,294
Conversion of related party notes		$ 5,783
RSUs
Related Party Transaction [Line Items]
Awards granted (in shares) | shares	111,525
Grant date fair value	$ 600
Number of grantees | grantee	5
RSUs | Transactions with Directors | Related party
Related Party Transaction [Line Items]
Awards granted (in shares) | shares	111,525								1,246,722
Grant date fair value	$ 600									$ 15,210
Number of grantees | grantee	5
Stock options
Related Party Transaction [Line Items]
Grant date fair value										6,468
Number of grantees | grantee				2
Stock options | Transactions with Directors | Related party
Related Party Transaction [Line Items]
Grant date fair value										$ 3,913
SARs
Related Party Transaction [Line Items]
Awards granted (in shares) | shares																								30,000
SARs | Transactions with Directors | Related party
Related Party Transaction [Line Items]
Awards granted (in shares) | shares					200,000
Grant date fair value						$ 7,820